Related Party Transactions	9 Months Ended
Oct. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

Included in accounts payable and accrued liabilities at October 31, 2021 is $107,407 due to officers and directors of the Company.

As at October 31, 2021, due from related party consists of $2,808 receivable from Silver Bull for rent and shared office expenses. The balance of due from related party is interest free and is to be repaid on demand.

During the period from February 5, 2021 to October 31, 2021, expenses totalling $414,478 were incurred by Silver Bull on the Company’s behalf. If specific identification of expenses is not practicable, a proportional cost allocation based on management’s estimation is applied.

October 31,
2021

Directors’ fees	$36,039
Personnel	277,246
Professional services	17,511
Office and administrative	83,682
$414,478

During the period from inception on February 5, 2021 to October 31, 2021, the Company paid or accrued the following amounts to officers, directors or companies controlled by officers and/or directors:

For the Period from Inception on February 5, 2021 to October 31, 2021
Share-based payment	$500,231
Directors’ fees	82,333
Personnel	277,532
$860,096